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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: July 1, 2016 – November, 4, 2016 ( Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Meeting Date Range: 01-Jul-2016 To 04-Nov-2016
All Accounts
QUINTILES TRANSNATIONAL HOLDINGS INC.
Security:	74876Y101			Meeting Type:		Special
Ticker:	Q			Meeting Date:		22-Sep-2016
ISIN	US74876Y1010			Vote Deadline Date:		21-Sep-2016
Agenda	934475066	Management		Total Ballot Shares:		9862
Last Vote Date:	13-Sep-2016
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 3, 2016 BY AND BETWEEN QUINTILES & IMS HEALTH HOLDINGS, INC.		For	None	9862	0	0	0
2	TO CONSIDER AND VOTE ON THE PROPOSAL TO APPROVE THE ISSUANCE OF SHARES OF SURVIVING CORPORATION COMMON STOCK TO IMS HEALTH STOCKHOLDERS PURSUANT TO THE MERGER.		For	None	9862	0	0	0
3	TO CONSIDER AND VOTE ON THE PROPOSAL TO REINCORPORATE QUINTILES IN DELAWARE IMMEDIATELY PRIOR TO THE COMPLETION OF THE MERGER.		For	None	9862	0	0	0
4	TO CONSIDER AND VOTE ON THE PROPOSAL TO APPROVE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK CONTAINED IN THE DELAWARE CERTIFICATE OF INCORPORATION.		For	None	9862	0	0	0
5	TO CONSIDER AND VOTE ON THE PROPOSAL TO APPROVE THE ELIMINATION OF THE SUPERMAJORITY VOTING REQUIREMENT TO AMEND CERTAIN PROVISIONS OF THE DELAWARE CERTIFICATE OF INCORPORATION.		For	None	9862	0	0	0
6	TO CONSIDER AND VOTE ON THE PROPOSAL TO APPROVE, ON AN ADVISORY (NON- BINDING) BASIS, SPECIFIC COMPENSATORY ARRANGEMENTS BETWEEN QUINTILES AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE MERGER WITH IMS HEALTH.		For	None	0	9862	0	0
7	TO CONSIDER AND VOTE ON THE PROPOSAL TO ADJOURN THE QUINTILES ..(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).		For	None	9862	0	0	0
FEDEX CORPORATION
Security:	31428X106			Meeting Type:		Annual
Ticker:	FDX			Meeting Date:		26-Sep-2016
ISIN	US31428X1063			Vote Deadline Date:		23-Sep-2016
Agenda	934470218	Management		Total Ballot Shares:		3914
Last Vote Date:	07-Sep-2016
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: JAMES L. BARKSDALE		For	None	3914	0	0	0
2	ELECTION OF DIRECTOR: JOHN A. EDWARDSON		For	None	3914	0	0	0
3	ELECTION OF DIRECTOR: MARVIN R. ELLISON		For	None	3914	0	0	0
4	ELECTION OF DIRECTOR: JOHN C. ("CHRIS") INGLIS		For	None	3914	0	0	0
5	ELECTION OF DIRECTOR: KIMBERLY A. JABAL		For	None	3914	0	0	0
6	ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON		For	None	3914	0	0	0
7	ELECTION OF DIRECTOR: R. BRAD MARTIN		For	None	3914	0	0	0
8	ELECTION OF DIRECTOR: JOSHUA COOPER RAMO		For	None	3914	0	0	0
9	ELECTION OF DIRECTOR: SUSAN C. SCHWAB		For	None	3914	0	0	0
10	ELECTION OF DIRECTOR: FREDERICK W. SMITH		For	None	3914	0	0	0
11	ELECTION OF DIRECTOR: DAVID P. STEINER		For	None	3914	0	0	0
12	ELECTION OF DIRECTOR: PAUL S. WALSH		For	None	3914	0	0	0
13	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.		For	None	3914	0	0	0
14	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		For	None	3914	0	0	0
15	STOCKHOLDER PROPOSAL REGARDING LOBBYING ACTIVITY AND EXPENDITURE REPORT.		Against	None	0	3914	0	0
16	STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTE-COUNTING.		Against	None	0	3914	0	0
17	STOCKHOLDER PROPOSAL REGARDING HOLY LAND PRINCIPLES.		Against	None	0	3914	0	0
18	STOCKHOLDER PROPOSAL REGARDING APPLICATION OF COMPANY NON- DISCRIMINATION POLICIES IN STATES WITH PRO-DISCRIMINATION LAWS.		Against	None	0	3914	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	November 14, 2016

*	Print the name and title of each signing officer under his or her signature.